Cash and Cash Equivalents (Schedule of Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 241,943	$ 105,815	$ 38,047	$ 54,935
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	225,283	102,669
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,566	1,542
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,094	$ 1,604